Annual Total Returns (Bar Chart) - Franklin Templeton Founding Allocation Trust (Franklin Templeton Founding Allocation Trust, Series II, Franklin Templeton Founding Allocation Trust)	12 Months Ended
May 01, 2011
Franklin Templeton Founding Allocation Trust | Series II, Franklin Templeton Founding Allocation Trust
Bar Chart Table:
2008	(35.55%)
2009	31.12%
2010	10.44%